CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS (Details Narrative 2) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Oct. 23, 2023	Nov. 30, 2022	Dec. 21, 2021
Issuance of debt							$ 11,756,563		$ 11,756,563	$ 11,375,690
Face amount												$ 364,000	$ 12,400,000
Debt conversion description								The redemption price was determined in accordance to the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note redeemed, including the derivative liability associated to the note
Proceeds from convertible debt								$ 2,355,318
Accretion expense						$ 134,013
Adjustment for amortization	17,102					49,393
Series C Preferred Stock [Member]
Interest payable	184,911			$ 2,598		184,911		$ 2,598
Warrant [Member] | Placement Agent [Member]
Placement agent fees description										The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 12% of funds raised for $8,925,550 (face value) of the notes (first series) and 2.5% of funds raised for the remaining $2,350,000 (face value) of notes (second series), with an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing. On final closing, which occurred on January 8, 2021, the warrants’ exercise price was struck at $1.06 per share.
Series C Notes [Member]
Issuance of debt		$ 205,000	$ 1,017,700	$ 590,000
Accrue interest		15.00%		15.00%	15.00%			15.00%
Description of conversion terms for debt instrument					(i) seventy-five percent (75%) of the VWAP for the five (5) Trading Days prior to the Conversion Date, or (ii) eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing			(i) seventy-five percent (75%) of the VWAP for the five (5) Trading Days prior to the Conversion Date, or (ii) eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing
Debt conversion description					the notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive Trading Days (the “Measurement Period”) (A) the closing price of the Common Stock on the applicable Trading Market is at least $18.00 per share and (B) the dollar value of average daily trades of the Common Stock on the applicable Trading Market is at least $400,000 per Trading Day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the Common Stock on the applicable National Exchange on each of the ten (10) consecutive Trading Days following such closing is at least $400,000 per Trading Day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing			the notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive Trading Days (the “Measurement Period”) (A) the closing price of the Common Stock on the applicable Trading Market is at least $3.00 per share and (B) the dollar value of average daily trades of the Common Stock on the applicable Trading Market is at least $400,000 per Trading Day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the Common Stock on the applicable National Exchange on each of the ten (10) consecutive Trading Days following such closing is at least $400,000 per Trading Day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing
Proceeds from convertible debt						1,100,430		$ 501,000
Debt issuance costs						207,361
Debt instrument derivative liabilities						1,005,829		501,000
Accretion expense								184,417
Adjustment for amortization	139,568					320,434
Debt instrument unamortized discount	1,471,345			$ 578,589		$ 1,471,345		$ 578,589
Series C Notes [Member] | Note Holders [Member]
Exercise price											$ 4.18
Series C Notes [Member] | Placement Agents Warrants [Member]
Exercise price											$ 2.09
Series C Notes [Member] | Placement Agent [Member]
Placement agent fees description						The Company was obligated to pay the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes		The Company was obligated to pay the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes
Series C Notes [Member] | Warrant [Member]
Placement agent fees description						The Company was obligated to issue warrants that accompany the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time of final closing.		The Company was obligated to issue warrants that accompany the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time final closing
Series C Notes [Member] | Warrant [Member] | Placement Agent [Member]
Placement agent fees description					The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time final closing			The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time final closing
Series C Notes [Member] | Accredited Investors [Member]
Face amount	$ 1,812,700			$ 590,000		$ 1,812,700		$ 590,000